DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
Summary of result of discontinued operations

	12/31/2019	12/31/2018
Net operating revenue	1,648,758	11,881,505
Operating costs	(1,540,551)	(7,294,157)
Operating expenses	(2,461,635)	(5,767,169)
Operating income before financial income	(2,353,428)	(1,179,821)
Net financial income	(337,401)	(1,572,694)
Effect on sale of subsidiary	6,118,816	2,967,098
Operating income before taxes	3,427,987	214,583
Income tax and social contribution Expenses	(143,012)	(313,806)
Profit on discontinued operations	3,284,975	(99,223)

Summary of effect on the cash flow statement

	12/31/2019	12/31/2018
Operational Activities
Net cash from operating activities	(379,997)	(546,575)
Net cash from financing activities	414,724	549,046
Net cash from investment activities	6,337	(30,146)
Net cash provided by discontinued operations	41,064	(27,675)